Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
(Loss)/profit for the year	$ 17,159,113	$ (75,284,923)	$ 16,060,652
Adjustments to reconcile net (loss)/profit to net cash provided by (used in) operating activities:
Listing expenses		100,122,019
Depreciation charge	5,799,023	5,785,745	5,716,063
Finance costs	8,226,595	5,730,535	6,951,923
Write back of accrued interest not settled	(754,929)
Change in estimated fair value of derivative warrant liability	(2,547,542)	(1,273,740)
Asset retirement obligation - accretion expense	79,555
Net changes in fair value of derivative financial instruments	340,504	328,176	1,190,073
Total	28,302,319	35,407,812	29,918,711
Working capital changes:
(Increase) decrease in inventories	(142,145)	(32,554)	29,561
Decrease (increase) in trade and other receivables	1,658,461	(225,616)	(2,123,077)
Increase in provisions	26,573	7,674	5,616
(Decrease) increase in accounts payable, accruals and other payables	7,004,957	18,257,036	65,910
Net cash flows (used in) from operating activities	36,850,165	53,414,352	27,896,721
INVESTING ACTIVITIES
Advances paid to contractors		(21,664,764)
Amount deposited in restricted bank account	(26,899,965)
Payments for additions in property, plant and equipment	(97,215,489)	(38,690,498)	(271,403)
Net cash used in investing activities	(124,115,454)	(60,355,262)	(271,403)
FINANCING ACTIVITIES
Proceeds from borrowings	186,000,000		4,038,024
Repayment of term borrowings	(89,257,873)	(8,435,416)	(3,487,876)
Interest paid on term loans	(7,715,548)	(1,536,503)	(7,195,581)
Proceeds from exercise of warrants	1,150
Proceeds from issuance of ordinary shares		33,064,568
Cash election by shareholders		(13,600,000)
Payment of lease liability	(786,416)	(2,313,323)
Payment of derivative financial instrument	(1,858,753)
Net contribution from (distributions to) the shareholders	2,041,928	23,300,052	(24,971,637)
Net cash flows from (used in) financing activities	88,424,488	30,479,378	(31,617,070)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,159,199	23,538,468	(3,991,752)
Cash and cash equivalents at 1 January	19,830,771	(3,707,697)	284,055
CASH AND CASH EQUIVALENTS AT 31 DECEMBER	$ 20,989,970	$ 19,830,771	$ (3,707,697)